UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7656

Strong Conservative Equity Funds, Inc., on behalf of Strong Advisor U.S. Value Fund, Strong Blue Chip Fund, Strong Dividend Income Fund, Strong Energy Fund and Strong Growth and Income Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

Strong Advisor U.S. Value Fund
March 31, 2005 (Unaudited)

                                                                            Shares or
                                                                            Principal
                                                                              Amount          Value
----------------------------------------------------------------------------------------------------------
Common Stocks 96.8%
Aerospace - Defense 0.9%
General Dynamics Corporation                                                       9,000       $  963,450
Lockheed Martin Corporation                                                       24,400        1,489,864
Raytheon Company                                                                  25,000          967,500
                                                                                        ------------------
                                                                                                3,420,814
Auto Manufacturer 0.3%
General Motors Corporation                                                        38,100        1,119,759

Banks - Money Center 4.1%
Bank of America Corporation                                                      100,000        4,410,000
The Bank of New York Company, Inc.                                                35,000        1,016,750
Citigroup, Inc.                                                                  148,500        6,673,590
J.P. Morgan Chase & Company                                                       75,240        2,603,304
                                                                                        ------------------
                                                                                               14,703,644
Banks - Northeast 0.2%
Peoples Bank                                                                      17,100          700,245

Banks - Southeast 0.1%
Compass Bancshares, Inc.                                                           8,000          363,200

Banks - Super Regional 3.0%
KeyCorp                                                                           41,600        1,349,920
National City Corporation                                                         32,000        1,072,000
Regions Financial Corporation                                                     56,791        1,840,028
U.S. Bancorp                                                                      47,000        1,354,540
Wachovia Corporation                                                             102,344        5,210,333
                                                                                        ------------------
                                                                                               10,826,821
Beverages - Alcoholic 0.2%
Anheuser-Busch Companies, Inc.                                                    13,000          616,070

Beverages - Soft Drinks 3.1%
The Coca-Cola Company                                                            100,000        4,167,000
Coca-Cola Enterprises, Inc.                                                      345,000        7,079,400
                                                                                        ------------------
                                                                                               11,246,400
Chemicals - Basic 0.9%
The Dow Chemical Company                                                          40,000        1,994,000
PPG Industries, Inc.                                                              15,300        1,094,256
                                                                                        ------------------
                                                                                                3,088,256
Commercial Services - Miscellaneous 0.5%
ARAMARK Corporation Class B                                                       48,000        1,261,440
Automatic Data Processing, Inc.                                                    9,000          404,550
                                                                                        ------------------
                                                                                                1,665,990
Computer - IT Services 0.5%
Unisys Corporation (b)                                                           230,000        1,623,800

Computer - Manufacturers 1.2%
Hewlett-Packard Company                                                          200,000        4,388,000

Computer Software - Desktop 1.2%
Microsoft Corporation                                                            180,000        4,350,600

Computer Software - Enterprise 1.9%
Computer Associates International, Inc.                                               10              271
VERITAS Software Corporation (b)                                                 290,000        6,733,800
                                                                                        ------------------
                                                                                                6,734,071
Computer Software - Security 1.0%
Symantec Corporation (b)                                                         160,000        3,412,800

Diversified Operations 5.7%
E.I. Du Pont de Nemours & Company                                                 50,631        2,594,333
Emerson Electric Company                                                          27,900        1,811,547
General Electric Company                                                         350,000       12,621,000
ITT Industries, Inc.                                                              16,000        1,443,840
United Technologies Corporation                                                   17,200        1,748,552
                                                                                        ------------------
                                                                                               20,219,272
Finance - Equity REIT 0.5%
Equity Office Properties Trust                                                    30,000          903,900
Equity Residential Properties Trust                                               27,000          869,670
                                                                                        ------------------
                                                                                                1,773,570
Finance - Investment Brokers 0.0%
Piper Jaffray Companies, Inc. (b)                                                    928           33,956

Finance - Investment Management 0.2%
Mellon Financial Corporation                                                      28,000          799,120

Finance - Savings & Loan 0.5%
Washington Mutual, Inc.                                                           50,000        1,975,000

Financial Services - Miscellaneous 0.5%
American Express Company                                                          38,000        1,952,060

Food - Meat Products 0.1%
Tyson Foods, Inc. Class A                                                         18,000          300,240

Food - Miscellaneous Preparation 5.7%
Campbell Soup Company                                                             20,000          580,400
ConAgra, Inc.                                                                     60,000        1,621,200
Del Monte Foods Company (b)                                                      778,000        8,441,300
Kraft Foods, Inc. Class A                                                        221,900        7,333,795
Sara Lee Corporation                                                             115,000        2,548,400
                                                                                        ------------------
                                                                                               20,525,095
Household - Housewares 0.1%
Newell Rubbermaid, Inc.                                                           17,000          372,980

Insurance - Accident & Health 0.7%
AFLAC, Inc.                                                                       65,000        2,421,900

Insurance - Brokers 0.6%
Marsh & McLennan Companies, Inc.                                                  75,000        2,281,500

Insurance - Diversified 2.6%
American International Group, Inc.                                                58,500        3,241,485
Loews Corporation                                                                 40,000        2,941,600
Principal Financial Group, Inc.                                                   25,300          973,797
Prudential Financial, Inc.                                                        34,100        1,957,340
                                                                                        ------------------
                                                                                                9,114,222
Insurance - Life 0.3%
Lincoln National Corporation                                                      25,000        1,128,500

Insurance - Property/Casualty/Title 2.9%
The Allstate Corporation                                                          32,000        1,729,920
Chubb Corporation                                                                 16,500        1,307,955
Hartford Financial Services Group, Inc.                                           21,800        1,494,608
Old Republic International Corporation                                            37,000          861,730
The St. Paul Travelers Companies, Inc.                                           132,000        4,848,360
                                                                                        ------------------
                                                                                               10,242,573
Leisure - Photo Equipment/Related 0.2%
Eastman Kodak Company                                                             24,200          787,710

Machinery - Farm 0.5%
Deere & Company                                                                   26,000        1,745,380

Media - Cable TV 3.5%
Comcast Corporation Class A (b)                                                  345,000       11,654,100
Liberty Media International, Inc. Class A (b)                                     18,700          817,938
                                                                                        ------------------
                                                                                               12,472,038
Media - Diversified 1.6%
Time Warner, Inc. (b)                                                            325,000        5,703,750

Media - Newspapers 0.6%
Gannett Company, Inc.                                                             26,200        2,071,896
Liberty Media Corporation Class A (b)                                            374,000        3,878,380
                                                                                        ------------------
                                                                                                5,950,276
Media - Periodicals 2.3%
The Readers Digest Association, Inc.                                             480,800        8,322,648

Media - Radio/TV 4.7%
Clear Channel Communications, Inc.                                               230,000        7,928,100
The Walt Disney Company                                                           93,000        2,671,890
Viacom, Inc. Class B                                                              62,858        2,189,344
                                                                                        ------------------
                                                                                               12,789,334
Medical - Biomedical/Biotechnology 7.0%
Biogen Idec, Inc. (b)                                                            200,000        6,902,000
Chiron Corporation (b)                                                           225,000        7,888,500
ImClone Systems, Inc. (b)                                                        200,100        6,903,450
Serono SA ADR                                                                    175,000        3,176,250
                                                                                        ------------------
                                                                                               24,870,200
Medical - Ethical Drugs 2.6%
Bristol-Myers Squibb Company                                                     360,000        9,165,600

Medical - Products 2.1%
Boston Scientific Corporation (b)                                                255,000        7,468,950

Medical/Dental - Services 0.1%
Medco Health Solutions, Inc. (b)                                                   7,839          388,579

Metal Ores - Gold/Silver 0.4%
Newmont Mining Corporation Holding Company                                        35,000        1,478,750

Metal Ores - Miscellaneous 0.4%
Alcoa, Inc.                                                                       52,100        1,583,319

Oil & Gas - Drilling 0.3%
Pride International, Inc. (b)                                                     45,000        1,117,800

Oil & Gas - International Integrated 9.6%
ChevronTexaco Corporation                                                         96,000        5,597,760
ConocoPhillips                                                                    49,000        5,284,160
Exxon Mobil Corporation                                                          372,000       22,171,200
Royal Dutch Petroleum Company - New York Shares                                   20,000        1,200,800
                                                                                        ------------------
                                                                                               34,253,920
Oil & Gas - Machinery/Equipment 2.2%
Cooper Cameron Corporation (b)                                                   135,000        7,723,350

Oil & Gas - United States Exploration & Production 0.8%
Devon Energy Corporation                                                          28,000        1,337,000
Kerr McGee Corporation                                                             7,000          548,310
Unocal Corporation                                                                14,000          863,660
                                                                                        ------------------
                                                                                                2,748,970
Paper & Paper Products 0.3%
MeadWestvaco Corporation                                                          12,000          381,840
Smurfit-Stone Container Corporation (b)                                           20,000          309,400
                                                                                        ------------------
                                                                                                  691,240
Pollution Control - Services 1.2%
Waste Management, Inc.                                                           147,000        4,240,950

Retail - Department Stores 0.4%
Federated Department Stores, Inc.                                                 25,000        1,591,000

Retail - Miscellaneous 0.1%
Blockbuster, Inc. Class A                                                         16,845          148,741
Blockbuster, Inc. Class B                                                         16,845          140,824
                                                                                        ------------------
                                                                                                  289,565
Retail - Restaurants 1.4%
McDonald's Corporation                                                           163,000        5,075,820

Retail - Super/Mini Markets 2.3%
Albertson's, Inc.                                                                 20,000          413,000
The Kroger Company (b)                                                           445,000        7,133,350
Safeway, Inc. (b)                                                                 27,000          500,310
                                                                                        ------------------
                                                                                                8,046,660
Retail/Wholesale - Office Supplies 0.1%
Office Depot, Inc. (b)                                                            17,000          377,060
OfficeMax, Inc.                                                                   10,000          335,000
                                                                                        ------------------
                                                                                                  712,060
Telecommunications - Services 4.2%
AT&T Corporation                                                                  47,000          881,250
BellSouth Corporation                                                             98,000        2,576,420
CenturyTel, Inc.                                                                   9,000          295,560
Commonwealth Telephone Enterprises, Inc. (b)                                       5,000          235,700
Qwest Communications International, Inc. (b)                                      60,000          222,000
SBC Communications, Inc.                                                         174,000        4,122,060
Sprint Corporation                                                                51,000        1,160,250
Verizon Communications, Inc.                                                     155,000        5,502,500
                                                                                        ------------------
                                                                                               14,995,740
Telecommunications - Wireless Equipment 1.4%
Nokia Corporation Sponsored ADR                                                  330,000        5,091,900

Telecommunications - Wireless Services 0.3%
ALLTEL Corporation                                                                19,000        1,042,150

Tobacco 1.6%
Altria Group, Inc.                                                                55,000        3,596,450
Loews Corp - Carolina Group                                                       67,700        2,240,870
                                                                                        ------------------
                                                                                                5,837,320
Transportation - Air Freight 0.3%
FedEx Corporation                                                                 12,000        1,127,400

Transportation - Rail 0.4%
Burlington Northern Santa Fe Corporation                                          24,800        1,337,464

Utility - Electric Power 2.5%
Consolidated Edison, Inc.                                                         27,000        1,138,860
DTE Energy Company                                                                51,000        2,319,480
Duke Energy Corporation                                                           70,000        1,960,700
FirstEnergy Corporation                                                           20,000          839,000
Progress Energy, Inc.                                                             14,000          587,300
SCANA Corporation                                                                 17,000          649,740
The Southern Company                                                              42,000        1,336,860
                                                                                        ------------------
                                                                                                8,831,940
Utility - Gas Distribution 1.9%
CenterPoint Energy, Inc.                                                         299,400        3,601,782
KeySpan Corporation                                                               25,600          997,632
NiSource, Inc.                                                                    27,000          615,330
Vectren Corporation                                                               56,700        1,510,488
                                                                                        ------------------
                                                                                                6,725,232
----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $292,100,411)                                                       345,607,473
----------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 4.0%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%, Due 4/01/05 (Repurchase
proceeds $12,700,871); Collateralized by: United States
Government & Agency Issues                                                 $  12,700,000       12,700,000
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05 (Repurchase
proceeds $1,557,937); Collateralized by: United States Government
& Agency Issues                                                                1,557,900        1,557,900
----------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $14,257,900)                                                14,257,900
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $306,358,311) 100.8%                                    359,865,373
Other Assets and Liabilities, Net (0.8%)                                                      (2,993,928)
----------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                            $356,871,445
==========================================================================================================


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG BLUE CHIP FUND


Shares            Security Name                                                                                        Value
Common Stocks - 97.80%

Apparel & Accessory Stores - 2.58%
          64,000  Kohl's Corporation+                                                                          $         3,304,320
                                                                                                              --------------------

Building Materials, Hardware, Garden Supply & Mobile Home Dealers - 8.91%
          47,000  Fastenal Company                                                                                       2,599,570
         109,300  Home Depot Incorporated                                                                                4,179,632
          80,800  Lowe's Companies Incorporated                                                                          4,612,872

                                                                                                                        11,392,074
                                                                                                              --------------------

Business Services - 19.53%
          25,500  Automatic Data Processing Incorporated                                                                 1,146,225
         177,200  eBay Incorporated+                                                                                     6,602,472
         153,900  First Data Corporation                                                                                 6,049,809
          49,600  Fiserv Incorporated+                                                                                   1,974,080
         262,200  Microsoft Corporation                                                                                  6,337,374
          84,600  Yahoo! Incorporated+                                                                                   2,867,940

                                                                                                                        24,977,900
                                                                                                              --------------------

Chemicals & Allied Products - 9.24%
          84,200  Amgen Incorporated+                                                                                    4,901,282
          63,200  Genentech Incorporated+                                                                                3,577,752
          29,700  Genzyme Corporation+                                                                                   1,700,028
          62,700  Pfizer Incorporated                                                                                    1,647,129

                                                                                                                        11,826,191
                                                                                                              --------------------

Depository Institutions - 0.77%
          22,400  State Street Corporation                                                                                 979,328
                                                                                                              --------------------

Educational Services - 1.43%
          24,700  Apollo Group Incorporated Class A+                                                                     1,829,282
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 14.64%
         285,700  Cisco Systems Incorporated+                                                                            5,111,173
         272,800  Intel Corporation                                                                                      6,337,144
          78,200  Linear Technology Corporation                                                                          2,995,842
         277,600  Nokia OYJ ADR                                                                                          4,283,368

                                                                                                                        18,727,527
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 3.94%
         153,600  Paychex Incorporated                                                                                   5,041,152
                                                                                                              --------------------

General Merchandise Stores - 4.79%
          65,100  Target Corporation                                                                                     3,256,302
          57,300  Wal-Mart Stores Incorporated                                                                           2,871,303

                                                                                                                         6,127,605
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 6.00%
         142,300  Dell Incorporated+                                                                                     5,467,166
         179,300  EMC Corporation+                                                                                       2,208,976

                                                                                                                         7,676,142
                                                                                                              --------------------

Insurance Carriers - 3.93%
          90,800  American International Group Incorporated                                                              5,031,228
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 5.24%
         131,600  Medtronic Incorporated                                                                                 6,705,020
                                                                                                              --------------------

Personal Services - 2.96%
          91,700  Cintas Corporation                                                                                     3,788,127
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 13.84%
         430,800  Charles Schwab Corporation                                                                             4,527,708
          51,200  Franklin Resources Incorporated                                                                        3,514,880
          66,800  Goldman Sachs Group Incorporated                                                                       7,347,332
          29,700  Legg Mason Incorporated                                                                                2,320,758

                                                                                                                        17,710,678
                                                                                                              --------------------

Total Common Stocks (Cost $130,745,815)                                                                                125,116,574
                                                                                                              --------------------

Short-Term Investments - 2.23%*

Mutual Fund
       2,848,327  Wells Fargo Money Market Trust~                                                                        2,848,327
                                                                                                              --------------------

Total Short-Term Investments (Cost $2,848,327)                                                                           2,848,327
                                                                                                              --------------------

Total Investments in Securities
(Cost $133,594,142)                                      100.03%                                               $       127,964,901

Other Assets and Liabilities, Net                         (0.03)                                                           (42,062)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       127,922,839
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Strong Dividend Income Fund
March 31, 2005 (Unaudited)
                                                                          Shares or
                                                                          Principal
                                                                            Amount                        Value
---------------------------------------------------------------------------------------------------------------------
Common Stocks 99.0%
Aerospace - Defense 1.4%
General Dynamics Corporation                                                       18,000            $     1,926,900

Auto/Truck - Original Equipment 1.7%
Johnson Controls, Inc.                                                             43,000                  2,397,680

Banks - Money Center 10.2%
Bank of America Corporation                                                       129,900                  5,728,590
The Bank of New York Company, Inc.                                                 29,900                    868,595
Citigroup, Inc.                                                                   126,800                  5,698,392
J.P. Morgan Chase & Company                                                        49,800                  1,723,080
                                                                                         ----------------------------

                                                                                                          14,018,657
Banks - Northeast 2.5%
Commerce Bancorp, Inc.                                                             30,000                    974,100
North Fork Bancorporation, Inc.                                                    87,000                  2,413,380
                                                                                         ----------------------------

                                                                                                           3,387,480
Banks - Super Regional 9.2%
AmSouth Bancorporation                                                             60,000                  1,557,000
BB&T Corporation                                                                   23,000                    898,840
KeyCorp                                                                            28,000                    908,600
PNC Financial Services Group                                                       17,300                    890,604
Regions Financial Corporation                                                      65,433                  2,120,029
SunTrust Banks, Inc.                                                               12,600                    908,082
U.S. Bancorp                                                                       38,900                  1,121,098
Wachovia Corporation                                                               85,000                  4,327,350
                                                                                         ----------------------------

                                                                                                          12,731,603
Beverages - Alcoholic 1.5%
Anheuser-Busch Companies, Inc.                                                     43,000                  2,037,770

Beverages - Soft Drinks 0.3%
The Coca-Cola Company                                                              10,300                    429,201

Building Products - Wood 0.3%
Weyerhaeuser Company                                                                6,600                    452,100

Chemicals - Basic 4.0%
The Dow Chemical Company                                                           92,000                  4,586,200
Lyondell Petrochemical Company                                                     35,100                    979,992
                                                                                         ----------------------------

                                                                                                           5,566,192
Chemicals - Specialty 2.6%
Air Products & Chemicals, Inc.                                                     18,900                  1,196,181
Ashland, Inc.                                                                      36,000                  2,428,920
                                                                                         ----------------------------

                                                                                                           3,625,101
Computer Software - Desktop 1.7%
Microsoft Corporation                                                              96,000                  2,320,320

Computer Software - Enterprise 0.0%
Computer Associates International, Inc.                                                57                      1,545

Cosmetics - Personal Care 1.8%
Kimberly-Clark Corporation                                                          3,400                    223,482
The Procter & Gamble Company                                                       44,000                  2,332,000
                                                                                         ----------------------------

                                                                                                           2,555,482
Diversified Operations 6.9%
E.I. Du Pont de Nemours & Company                                                  75,000                  3,843,000
Emerson Electric Company                                                            6,400                    415,552
Fortune Brands, Inc.                                                               11,100                    894,993
General Electric Company                                                          122,300                  4,410,138
                                                                                         ----------------------------

                                                                                                           9,563,683
Electronics - Semiconductor Manufacturing 2.8%
Intel Corporation                                                                 165,000                  3,832,950

Finance - Investment Brokers 2.0%
Morgan Stanley                                                                     47,500                  2,719,375

Finance - Investment Management 2.0%
Mellon Financial Corporation                                                       30,800                    879,032
T. Rowe Price Group, Inc.                                                          14,700                    872,886
State Street Corporation                                                           22,800                    996,816
                                                                                         ----------------------------

                                                                                                           2,748,734
Finance - Savings & Loan 0.6%
Washington Mutual, Inc.                                                            21,500                    849,250

Food - Miscellaneous Preparation 2.8%
ConAgra, Inc.                                                                      24,100                    651,182
General Mills, Inc.                                                                13,000                    638,950
H.J. Heinz Company                                                                 39,000                  1,436,760
Kellogg Company                                                                    15,300                    662,031
PepsiCo, Inc.                                                                       8,100                    429,543
                                                                                         ----------------------------

                                                                                                           3,818,466
Insurance - Life 0.8%
Jefferson-Pilot Corporation                                                        13,900                    681,795
Lincoln National Corporation                                                        9,800                    442,372
                                                                                         ----------------------------

                                                                                                           1,124,167
Insurance - Property/Casualty/Title 4.0%
The Allstate Corporation                                                           78,000                  4,216,680
Chubb Corporation                                                                   5,600                    443,912
SAFECO Corporation                                                                  9,200                    448,132
The St. Paul Travelers Companies, Inc.                                             12,100                    444,433
                                                                                         ----------------------------

                                                                                                           5,553,157
Media - Newspapers 0.2%
Gannett Company, Inc.                                                               4,000                    316,320

Medical - Drug/Diversified 0.3%
Abbott Laboratories                                                                 9,800                    456,876

Medical - Ethical Drugs 2.9%
Bristol-Myers Squibb Company                                                        9,300                    236,778
Eli Lilly & Company                                                                 8,600                    448,060
Pfizer, Inc.                                                                       34,300                    901,061
Wyeth                                                                              56,000                  2,362,080
                                                                                         ----------------------------

                                                                                                           3,947,979
Medical - Products 0.3%
Baxter International, Inc.                                                         12,500                    424,750

Medical/Dental - Supplies 0.7%
Becton, Dickinson & Company                                                        17,200                  1,004,824

Metal Products - Fasteners 1.1%
Illinois Tool Works, Inc.                                                          17,500                  1,566,775

Office - Equipment & Automation 0.3%
Pitney Bowes, Inc.                                                                  9,400                    424,128

Oil & Gas - Field Services 1.7%
Schlumberger, Ltd.                                                                 34,000                  2,396,320

Oil & Gas - International Integrated 8.6%
BP PLC Sponsored ADR                                                               46,000                  2,870,400
ConocoPhillips                                                                     52,900                  5,704,736
Royal Dutch Petroleum Company - New York Shares                                    55,000                  3,302,200
                                                                                         ----------------------------

                                                                                                          11,877,336
Paper & Paper Products 0.5%
International Paper Company                                                        17,400                    640,146

Retail - Home Furnishings 0.6%
Ethan Allen Corporation                                                            24,500                    784,000

Retail - Major Discount Chains 2.5%
Costco Wholesale Corporation                                                       33,000                  1,457,940
Sears Holdings Corporation (b)                                                      8,100                  1,078,677
Wal-Mart Stores, Inc.                                                              17,000                    851,870
                                                                                         ----------------------------

                                                                                                           3,388,487
Retail - Restaurants 2.7%
McDonald's Corporation                                                            117,600                  3,662,064

Telecommunications - Services 1.0%
BellSouth Corporation                                                              18,100                    475,849
Citizens Communications Company                                                    71,800                    929,092
                                                                                         ----------------------------

                                                                                                           1,404,941
Telecommunications - Services Foreign 1.8%
BCE, Inc.                                                                         100,000                  2,499,000

Telecommunications - Wireless Services 2.1%
Vodafone Group PLC Sponsored ADR                                                  108,000                  2,868,480

Tobacco 2.5%
UST, Inc.                                                                          66,400                  3,432,880

Transportation - Rail 1.4%
Burlington Northern Santa Fe Corporation                                           23,600                  1,272,748
Union Pacific Corporation                                                          10,100                    703,970
                                                                                         ----------------------------

                                                                                                           1,976,718
Utility - Electric Power 8.7%
Ameren Corporation                                                                 22,800                  1,117,428
Consolidated Edison, Inc.                                                          27,200                  1,147,296
Constellation Energy Group, Inc.                                                   60,000                  3,102,000
Dominion Resources, Inc.                                                           15,300                  1,138,779
Duke Energy Corporation                                                            33,000                    924,330
Exelon Corporation                                                                 40,000                  1,835,600
The Southern Company                                                               35,800                  1,139,514
TXU Corporation                                                                    19,400                  1,544,822
                                                                                         ----------------------------
                                                                                                          11,949,769
---------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $111,260,020)                                                                  136,681,606
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 1.2%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%, Due 4/01/05 (Repurchase
proceeds $600,041); Collateralized by: United States Government
& Agency Issues                                                             $     600,000                    600,000
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $1,001,524); Collateralized by: United
States Government & Agency Issues                                               1,001,500                  1,001,500
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,601,500)                                                             1,601,500
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $112,861,520) 100.2%                                               138,283,106
Other Assets and Liabilities, Net (0.2%)                                                                   (215,575)
---------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                         $              138,067,531
=====================================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Energy Fund
March 31, 2005 (Unaudited)
                                                                       Shares or
                                                                       Principal
                                                                         Amount             Value
-----------------------------------------------------------------------------------------------------
Common Stocks 81.6%
Oil & Gas - Canadian Exploration & Production 3.7%
Talisman Energy, Inc.                                                          27,000      $ 922,050

Oil & Gas - Drilling 6.8%
ENSCO International, Inc.                                                       6,500        244,790
Nabors Industries, Ltd. (b)                                                    10,000        591,400
Noble Corporation                                                              10,000        562,100
Rowan Companies, Inc.                                                          10,000        299,300
                                                                                     ----------------
                                                                                           1,697,590
Oil & Gas - Field Services 5.6%
BJ Services Company                                                            10,000        518,800
Schlumberger, Ltd.                                                             12,500        881,000
                                                                                     ----------------
                                                                                           1,399,800
Oil & Gas - International Integrated 26.4%
BP PLC Sponsored ADR                                                           17,700      1,104,480
ChevronTexaco Corporation                                                      20,400      1,189,524
ConocoPhillips                                                                  9,400      1,013,696
Exxon Mobil Corporation                                                        20,200      1,203,920
Royal Dutch Petroleum Company - New York Shares                                16,700      1,002,668
Total SA Sponsored ADR                                                          9,300      1,090,239
                                                                                     ----------------
                                                                                           6,604,527
Oil & Gas - Machinery/Equipment 1.4%
Cooper Cameron Corporation (b)                                                  3,000        171,630
Smith International, Inc.                                                       3,000        188,190
                                                                                     ----------------
                                                                                             359,820
Oil & Gas - Refining/Marketing 4.7%
Valero Energy Corporation                                                      16,000      1,172,320

Oil & Gas - United States Exploration & Production 26.4%
Burlington Resources, Inc.                                                     18,500        926,295
EOG Resources, Inc.                                                            21,000      1,023,540
Kerr McGee Corporation                                                         12,000        939,960
Newfield Exploration Company (b)                                               11,000        816,860
Noble Energy, Inc.                                                             11,000        748,220
Pioneer Natural Resources Company                                              20,000        854,400
Spinnaker Exploration Company (b)                                              12,500        444,125
Unocal Corporation                                                             14,000        863,660
                                                                                     ----------------
                                                                                           6,617,060
Oil & Gas - United States Integrated 3.8%
Marathon Oil Corporation                                                       20,300        952,476

Utility - Gas Distribution 2.8%
Equitable Resources, Inc.                                                      12,500        718,000
-----------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $14,282,875)                                                    20,443,643
-----------------------------------------------------------------------------------------------------
Short-Term Investments (a) 18.3%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%, Due 4/01/05 (Repurchase
proceeds $4,000,274); Collateralized by: United States
Government & Agency Issues                                             $    4,000,000      4,000,000
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05 (Repurchase
proceeds $579,814); Collateralized by: United States
Government & Agency Issues                                                    579,800        579,800
-----------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $4,579,800)                                             4,579,800
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $18,862,675) 99.9%                                  25,023,443
Other Assets and Liabilities, Net 0.1%                                                        24,492
-----------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                        $25,047,935
=====================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Growth and Income Fund
March 31, 2005 (Unaudited)
                                                                           Shares or
                                                                           Principal
                                                                             Amount            Value
---------------------------------------------------------------------------------------------------------
Common Stocks 97.7%
Banks - Money Center 13.3%
Bank of America Corporation                                                     387,000      $17,066,700
The Bank of New York Company, Inc.                                              535,000       15,541,750
Citigroup, Inc.                                                                 380,000       17,077,200
J.P. Morgan Chase & Company                                                     389,424       13,474,071
                                                                                       ------------------
                                                                                              63,159,721
Banks - Super Regional 1.5%
Fifth Third Bancorp                                                             165,000        7,091,700

Commercial Services - Advertising 2.4%
The Interpublic Group of Companies, Inc. (b)                                    928,100       11,397,068

Computer - Manufacturers 0.2%
Dell, Inc. (b)                                                                   22,500          864,450

Computer Software - Desktop 3.6%
Microsoft Corporation                                                           699,000       16,894,830

Diversified Operations 5.8%
General Electric Company                                                        581,600       20,972,496
Tyco International, Ltd.                                                        200,000        6,760,000
                                                                                       ------------------
                                                                                              27,732,496
Electrical - Equipment 3.5%
American Power Conversion Corporation                                           640,000       16,710,400

Electronics - Miscellaneous Components 5.9%
Symbol Technologies, Inc.                                                       980,000       14,200,200
Vishay Intertechnology, Inc. (b)                                              1,100,000       13,673,000
                                                                                       ------------------
                                                                                              27,873,200
Electronics - Semiconductor Manufacturing 7.9%
Intel Corporation                                                               882,000       20,488,860
Novellus Systems, Inc. (b)                                                      630,000       16,839,900
                                                                                       ------------------
                                                                                              37,328,760
Finance - Investment Brokers 6.2%
Merrill Lynch & Company, Inc.                                                   180,000       10,188,000
Morgan Stanley                                                                  331,400       18,972,650
                                                                                       ------------------
                                                                                              29,160,650
Finance - Mortgage & Related Services 1.1%
FHLMC                                                                            54,000        3,412,800
FNMA                                                                             37,000        2,014,650
                                                                                       ------------------
                                                                                               5,427,450
Financial Services - Miscellaneous 1.2%
American Express Company                                                        111,000        5,702,070

Food - Miscellaneous Preparation 0.5%
General Mills, Inc.                                                              50,700        2,491,905

Insurance - Brokers 0.2%
Marsh & McLennan Companies, Inc.                                                 25,000          760,500

Insurance - Diversified 3.3%
American International Group, Inc.                                              285,000       15,791,850

Media - Cable TV 3.4%
Comcast Corporation Class A (Non-Voting) (b)                                    480,000       16,032,000

Media - Diversified 1.5%
Time Warner, Inc. (b)                                                           420,000        7,371,000

Media - Radio/TV 1.3%
Liberty Media Corporation Class A (b)                                           580,000        6,014,600

Medical - Biomedical/Biotechnology 3.8%
Medimmune, Inc. (b)                                                             750,000       17,857,500

Medical - Ethical Drugs 7.8%
Merck & Company, Inc.                                                           334,300       10,821,291
Pfizer, Inc.                                                                    680,000       17,863,600
Wyeth                                                                           195,000        8,225,100
                                                                                       ------------------
                                                                                              36,909,991
Medical - Products 2.7%
Baxter International, Inc.                                                       63,600        2,161,128
Boston Scientific Corporation (b)                                               360,000       10,544,400
                                                                                       ------------------
                                                                                              12,705,528
Oil & Gas - Field Services 1.1%
Tidewater, Inc.                                                                 140,300        5,452,058

Oil & Gas - International Integrated 5.8%
ChevronTexaco Corporation                                                       164,000        9,562,840
Exxon Mobil Corporation                                                         300,000       17,880,000
                                                                                       ------------------
                                                                                              27,442,840
Retail - Clothing/Shoes 5.0%
The Gap, Inc.                                                                   750,000       16,380,000
Ross Stores, Inc.                                                               245,600        7,156,784
                                                                                       ------------------
                                                                                              23,536,784
Retail - Drug Stores 1.1%
CVS Corporation                                                                 103,700        5,456,694

Retail - Major Discount Chains 2.6%
Wal-Mart Stores, Inc.                                                           243,400       12,196,774

Telecommunications - Equipment 1.7%
Lucent Technologies, Inc. (b)                                                 2,914,800        8,015,700

Telecommunications - Wireless Equipment 3.3%
Nokia Corporation Sponsored ADR                                               1,005,600       15,516,408
---------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $444,489,293)                                                      462,894,927
---------------------------------------------------------------------------------------------------------
Warrants 0.0%
Telecommunications - Equipment
Lucent Technologies, Expire 12/10/07 (b)                                          7,551            5,059
---------------------------------------------------------------------------------------------------------
Total Warrants (Cost $0)                                                                           5,059
---------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 1.0%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%,
Due 4/01/05 (Repurchase proceeds $3,400,233);
Collateralized by: United States Government & Agency Issues                $  3,400,000        3,400,000
State Street Bank (Dated 3/31/05), 0.85%,
Due 4/01/05 (Repurchase proceeds $1,343,032);
Collateralized by: United States Government & Agency Issues                   1,343,000        1,343,000
---------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $4,743,000)                                                 4,743,000
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $449,232,293) 98.7%                                    467,642,986
Other Assets and Liabilities, Net 1.3%                                                         6,028,994
---------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                           $473,671,980
=========================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Conservative Equity Funds, Inc., on behalf of Strong Advisor U.S. Value Fund, Strong Blue Chip Fund, Strong Dividend Income Fund, Strong Energy Fund and Strong Growth and Income Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005